COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Lease and Other Commitments

In December 2008, the Company signed an agreement for a ten‑year lease of office space in Moscow. In April 2011, the Company entered into two more lease agreements to increase the size of its rented office space located in its headquarters complex in Moscow for the remaining period of the original lease. In April 2014, the Company further extended its headquarters complex signing a seven‑year lease agreement for additional office space and extending the existing rent agreements to 2021.

As of December 31, 2016, future minimum lease payments due under the Moscow leases and other non‑cancellable operating leases for more than one year are as follows:

	Moscow
	headquarters	Other
Payments due in the years ending December 31,	lease	leases	Total	Total
	RUB	RUB	RUB	$
2017	3,807	713	4,520	74.4
2018	4,089	727	4,816	79.4
2019	4,521	608	5,129	84.6
2020	4,038	557	4,595	75.8
2021 and thereafter	1,460	458	1,918	31.6
Total	17,915	3,063	20,978	345.8

For the purposes of the disclosure above, the Company assumed no changes in the rented space or rental price specified in existing rental agreements as of the reporting date. U.S.dollar amounts have been translated into Ruble at a rate of RUB 60.6569 to $1.00, the official exchange rate quoted as of December 31, 2016 by the Central Bank of the Russian Federation.

For the years ended December 31, 2014, 2015 and 2016, rent expenses under operating leases totaled approximately RUB 2,674, RUB 4,372 and RUB 4,419 ($72.9), respectively.

Additionally, the Company has entered into purchase commitments for other goods and services and acquisition of businesses, which total RUB 3,188 ($52.6) in 2017, RUB 1,575 ($26.0) in 2018, RUB 884 ($14.6) in 2019, RUB 788 ($13.0) in 2020, RUB 644 ($10.6) in 2021 and RUB 24 ($0.4) thereafter.

Legal Proceedings

In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement, as well as to the alleged breach of certain contractual arrangements. The Company intends to vigorously defend any lawsuit and believe that the ultimate outcome of any pending litigation, other legal proceedings or other matters will have no material adverse effect on financial condition, results of operations or liquidity of the Company.

As of December 31, 2016, the Company was subject to certain claims in the aggregate claimed amount of approximately RUB 2,071 ($34.2). The Company has not recorded a liability in respect of those claims as of December 31, 2016.

Environment and Current Economic Situation

Emerging markets such as Russia are subject to different risks than more developed markets, including economic, political and social, and legal and legislative risks. Laws and regulations affecting businesses in Russia continue to change rapidly, and tax and regulatory frameworks are subject to varying and inconsistent interpretations. The future economic direction of Russia is heavily influenced by the fiscal and monetary policies adopted by the government, together with developments in the legal, regulatory, and political environment.

In particular, taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. In addition to the obligations shown in the lease commitments section above, approximately RUB 580 ($9.6) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled (Note 10). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of  RUB 101 ($1.7) and interest of RUB 84 ($1.4). As of December 31, 2016, except for the income tax contingencies described above, the Company accrued RUB 830 ($13.7) for contingencies related to non‑income taxes. The Company has not identified any possible non-income tax contingencies which could materialize and require the Company to pay additional amounts of tax as of December 31, 2016.

Because Russia produces and exports large volumes of oil and gas, its economy is particularly sensitive to the price of oil and gas on the world market. In 2014 and 2015, Russia experienced an economic downturn characterized by substantial depreciation of its currency, sharp fluctuations of interest rates, a decline in disposable income, a steep decline in the value of shares traded on its stock exchanges, a material increase in the inflation rate, and a decline in the gross domestic product. In 2016 and through the first months of 2017 some of those economic trends reversed or moderated, with ruble strengthening, oil prices increasing, inflation rates declining significantly and rate of decline in gross domestic product moderating.

Starting from 2014, several rounds of sanctions have been imposed by the U.S. and the E.U. on certain Russian officials, businessmen and companies. Although neither the parent company nor the main operating subsidiary of the Company are targets of sanctions, Yandex.Money was added to the U.S. sectoral sanctions list.

The above mentioned events have led to reduced access of Russian businesses to international capital markets, increased inflation, economic recession and other negative economic consequences. The impact of further economic developments on future operations and financial position of the group is at this stage difficult to determine.